UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2025

Date of reporting period:	5/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Financial Services Fund
Class A:
PFSAX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class A	$64	1.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 165,583,971
Number of fund holdings	38
Portfolio turnover rate for the period	20%
MF188E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Diversified Banks	19.6%
Transaction & Payment Processing Services	15.1%
Regional Banks	13.5%
Investment Banking & Brokerage	12.1%
Affiliated Mutual Fund - Short Term Investment (8.8% represents investments purchased with collateral from securities on loan)	9.1%
Asset Management & Custody Banks	8.8%
Property & Casualty Insurance	7.7%
Insurance Brokers	7.2%
Life & Health Insurance	5.6%
Industry Classification	% of Net Assets
Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1%
Reinsurance	1.8%
Mortgage REITs	1.4%
Homebuilding	0.5%
108.9%
Liabilities in excess of other assets	(8.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	A
NASDAQ	PFSAX
CUSIP	74441P106
MF188E2A

PGIM Jennison Financial Services Fund
Class C:
PUFCX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class C	$105	2.14%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 165,583,971
Number of fund holdings	38
Portfolio turnover rate for the period	20%
MF188E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Diversified Banks	19.6%
Transaction & Payment Processing Services	15.1%
Regional Banks	13.5%
Investment Banking & Brokerage	12.1%
Affiliated Mutual Fund - Short Term Investment (8.8% represents investments purchased with collateral from securities on loan)	9.1%
Asset Management & Custody Banks	8.8%
Property & Casualty Insurance	7.7%
Insurance Brokers	7.2%
Life & Health Insurance	5.6%
Industry Classification	% of Net Assets
Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1%
Reinsurance	1.8%
Mortgage REITs	1.4%
Homebuilding	0.5%
108.9%
Liabilities in excess of other assets	(8.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	C
NASDAQ	PUFCX
CUSIP	74441P304
MF188E2C

PGIM Jennison Financial Services Fund
Class R:
PSSRX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R	$79	1.61%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 165,583,971
Number of fund holdings	38
Portfolio turnover rate for the period	20%
MF188E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Diversified Banks	19.6%
Transaction & Payment Processing Services	15.1%
Regional Banks	13.5%
Investment Banking & Brokerage	12.1%
Affiliated Mutual Fund - Short Term Investment (8.8% represents investments purchased with collateral from securities on loan)	9.1%
Asset Management & Custody Banks	8.8%
Property & Casualty Insurance	7.7%
Insurance Brokers	7.2%
Life & Health Insurance	5.6%
Industry Classification	% of Net Assets
Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1%
Reinsurance	1.8%
Mortgage REITs	1.4%
Homebuilding	0.5%
108.9%
Liabilities in excess of other assets	(8.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	R
NASDAQ	PSSRX
CUSIP	74441P783
MF188E2R

PGIM Jennison Financial Services Fund
Class Z:
PFSZX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class Z	$50	1.01%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 165,583,971
Number of fund holdings	38
Portfolio turnover rate for the period	20%
MF188E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Diversified Banks	19.6%
Transaction & Payment Processing Services	15.1%
Regional Banks	13.5%
Investment Banking & Brokerage	12.1%
Affiliated Mutual Fund - Short Term Investment (8.8% represents investments purchased with collateral from securities on loan)	9.1%
Asset Management & Custody Banks	8.8%
Property & Casualty Insurance	7.7%
Insurance Brokers	7.2%
Life & Health Insurance	5.6%
Industry Classification	% of Net Assets
Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1%
Reinsurance	1.8%
Mortgage REITs	1.4%
Homebuilding	0.5%
108.9%
Liabilities in excess of other assets	(8.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	Z
NASDAQ	PFSZX
CUSIP	74441P403
MF188E2Z

PGIM Jennison Financial Services Fund
Class R6:
PFSQX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Financial Services Fund (the
“Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Financial Services Fund—Class R6	$49	1.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 165,583,971
Number of fund holdings	38
Portfolio turnover rate for the period	20%
MF188E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Diversified Banks	19.6%
Transaction & Payment Processing Services	15.1%
Regional Banks	13.5%
Investment Banking & Brokerage	12.1%
Affiliated Mutual Fund - Short Term Investment (8.8% represents investments purchased with collateral from securities on loan)	9.1%
Asset Management & Custody Banks	8.8%
Property & Casualty Insurance	7.7%
Insurance Brokers	7.2%
Life & Health Insurance	5.6%
Industry Classification	% of Net Assets
Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1%
Reinsurance	1.8%
Mortgage REITs	1.4%
Homebuilding	0.5%
108.9%
Liabilities in excess of other assets	(8.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Financial Services Fund

SHARE CLASS	R6
NASDAQ	PFSQX
CUSIP	74441P734
MF188E2R6

PGIM Jennison Health Sciences Fund
Class A:
PHLAX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class A	$53	1.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 1,340,172,042
Number of fund holdings	45
Portfolio turnover rate for the period	35%
MF188E4A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025
?

Industry Classification	% of Net Assets
Biotechnology	32.4%
Pharmaceuticals	29.5%
Affiliated Mutual Fund - Short Term Investment (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6%
Life Sciences Tools & Services	10.8%
Managed Health Care	2.9%
Health Care Services	2.0%
106.8%
Liabilities in excess of other assets	(6.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	A
NASDAQ	PHLAX
CUSIP	74441P502
MF188E4A

PGIM Jennison Health Sciences Fund
Class C:
PHLCX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class C	$93	2.01%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 1,340,172,042
Number of fund holdings	45
Portfolio turnover rate for the period	35%
MF188E4C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Biotechnology	32.4%
Pharmaceuticals	29.5%
Affiliated Mutual Fund - Short Term Investment (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6%
Life Sciences Tools & Services	10.8%
Managed Health Care	2.9%
Health Care Services	2.0%
106.8%
Liabilities in excess of other assets	(6.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	C
NASDAQ	PHLCX
CUSIP	74441P700
MF188E4C

PGIM Jennison Health Sciences Fund
Class R:
PJHRX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R	$71	1.54%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 1,340,172,042
Number of fund holdings	45
Portfolio turnover rate for the period	35%
MF188E4R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Biotechnology	32.4%
Pharmaceuticals	29.5%
Affiliated Mutual Fund - Short Term Investment (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6%
Life Sciences Tools & Services	10.8%
Managed Health Care	2.9%
Health Care Services	2.0%
106.8%
Liabilities in excess of other assets	(6.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	R
NASDAQ	PJHRX
CUSIP	74441P791
MF188E4R

PGIM Jennison Health Sciences Fund
Class Z:
PHSZX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class Z	$41	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 1,340,172,042
Number of fund holdings	45
Portfolio turnover rate for the period	35%
MF188E4Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Biotechnology	32.4%
Pharmaceuticals	29.5%
Affiliated Mutual Fund - Short Term Investment (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6%
Life Sciences Tools & Services	10.8%
Managed Health Care	2.9%
Health Care Services	2.0%
106.8%
Liabilities in excess of other assets	(6.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	Z
NASDAQ	PHSZX
CUSIP	74441P866
MF188E4Z

PGIM Jennison Health Sciences Fund
Class R6:
PHLQX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Health Sciences Fund (the
“Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Health Sciences Fund—Class R6	$38	0.81%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 1,340,172,042
Number of fund holdings	45
Portfolio turnover rate for the period	35%
MF188E4R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Biotechnology	32.4%
Pharmaceuticals	29.5%
Affiliated Mutual Fund - Short Term Investment (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6%
Life Sciences Tools & Services	10.8%
Managed Health Care	2.9%
Health Care Services	2.0%
106.8%
Liabilities in excess of other assets	(6.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Health Sciences Fund

SHARE CLASS	R6
NASDAQ	PHLQX
CUSIP	74441P775
MF188E4R6

PGIM Jennison Utility Fund
Class A:
PRUAX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class A	$40	0.82%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 3,246,242,081
Number of fund holdings	32
Portfolio turnover rate for the period	27%
MF105E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	58.5%
Multi-Utilities	30.4%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	2.8%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.3%
Oil & Gas Storage & Transportation	1.1%
Specialized REITs	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	A
NASDAQ	PRUAX
CUSIP	74441P858
MF105E2A

PGIM Jennison Utility Fund
Class C:
PCUFX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class C	$79	1.61%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 3,246,242,081
Number of fund holdings	32
Portfolio turnover rate for the period	27%
MF105E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	58.5%
Multi-Utilities	30.4%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	2.8%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.3%
Oil & Gas Storage & Transportation	1.1%
Specialized REITs	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	C
NASDAQ	PCUFX
CUSIP	74441P833
MF105E2C

PGIM Jennison Utility Fund
Class R:
JDURX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R	$54	1.11%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 3,246,242,081
Number of fund holdings	32
Portfolio turnover rate for the period	27%
MF105E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	58.5%
Multi-Utilities	30.4%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	2.8%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.3%
Oil & Gas Storage & Transportation	1.1%
Specialized REITs	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	R
NASDAQ	JDURX
CUSIP	74441P825
MF105E2R

PGIM Jennison Utility Fund
Class Z:
PRUZX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class Z	$28	0.56%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 3,246,242,081
Number of fund holdings	32
Portfolio turnover rate for the period	27%
MF105E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	58.5%
Multi-Utilities	30.4%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	2.8%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.3%
Oil & Gas Storage & Transportation	1.1%
Specialized REITs	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	Z
NASDAQ	PRUZX
CUSIP	74441P817
MF105E2Z

PGIM Jennison Utility Fund
Class R6:
PRUQX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Utility Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Utility Fund—Class R6	$24	0.48%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2025?

Fund’s net assets	$ 3,246,242,081
Number of fund holdings	32
Portfolio turnover rate for the period	27%
MF105E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2025?

Industry Classification	% of Net Assets
Electric Utilities	58.5%
Multi-Utilities	30.4%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	2.8%
Affiliated Mutual Fund - Short Term Investment (2.1% represents investments purchased with collateral from securities on loan)	2.3%
Oil & Gas Storage & Transportation	1.1%
Specialized REITs	1.0%
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Utility Fund

SHARE CLASS	R6
NASDAQ	PRUQX
CUSIP	74441P726
MF105E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL SECTOR FUNDS, INC.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MAY 31, 2025

Table of Contents	Financial Statements and Other Information	May 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Financial Services Fund	2
PGIM Jennison Health Sciences Fund	16
PGIM Jennison Utility Fund	29
Notes to Financial Statements	42

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited)

as of May 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS

Asset Management & Custody Banks 8.8%

Acadian Asset Management, Inc.	45,866	$1,381,025
Ares Management Corp. (Class A Stock)(a)	14,056	2,326,268
Bridge Investment Group Holdings, Inc. (Class A Stock)	96,152	884,599
KKR & Co., Inc.	82,498	10,020,207

		14,612,099

Diversified Banks 19.5%

Bank of America Corp.	177,823	7,847,329
JPMorgan Chase & Co.	64,554	17,042,256
NU Holdings Ltd. (Brazil) (Class A Stock)*	156,568	1,880,382
PNC Financial Services Group, Inc. (The)	31,376	5,453,462

		32,223,429

Financial Exchanges & Data 3.4%

Moody’s Corp.	11,824	5,667,480

Homebuilding 0.6%

PulteGroup, Inc.	9,271	908,836

Insurance Brokers 7.2%

Marsh & McLennan Cos., Inc.	30,429	7,110,040
Ryan Specialty Holdings, Inc.(a)	68,002	4,866,903

		11,976,943

Investment Banking & Brokerage 12.1%

Goldman Sachs Group, Inc. (The)	13,615	8,175,127
Houlihan Lokey, Inc.	15,163	2,648,673
LPL Financial Holdings, Inc.	18,207	7,049,022
Marex Group PLC (United Kingdom)	51,877	2,239,011

		20,111,833

Life & Health Insurance 5.6%

Lincoln National Corp.	79,325	2,628,830
MetLife, Inc.	85,115	6,688,337

		9,317,167

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage REITs 1.4%

Ladder Capital Corp., REIT	215,477	$2,266,818

Other Diversified Financial Services 3.1%

Apollo Global Management, Inc.	39,208	5,124,093

Property & Casualty Insurance 7.7%

Aspen Insurance Holdings Ltd. (Bermuda) (Class A Stock)*	20,774	712,548
Chubb Ltd.	23,950	7,117,940
Progressive Corp. (The)	17,135	4,882,276

		12,712,764

Regional Banks 13.5%

Ameris Bancorp	31,353	1,927,269
East West Bancorp, Inc.(a)	22,896	2,088,115
Eastern Bankshares, Inc.	113,509	1,702,635
Enterprise Financial Services Corp.	33,150	1,754,961
First Bancorp	42,474	1,757,149
M&T Bank Corp.	27,459	5,015,112
Pinnacle Financial Partners, Inc.	22,336	2,373,870
Truist Financial Corp.	97,283	3,842,679
Wintrust Financial Corp.	15,240	1,819,808

		22,281,598

Reinsurance 1.8%

RenaissanceRe Holdings Ltd. (Bermuda)	11,887	2,964,856

Transaction & Payment Processing Services 15.1%

Adyen NV (Netherlands), 144A*	2,171	4,160,677
Mastercard, Inc. (Class A Stock)	16,876	9,882,585
Visa, Inc. (Class A Stock)(a)	30,098	10,991,489

		25,034,751

TOTAL LONG-TERM INVESTMENTS (cost $90,723,155)		165,202,667

See Notes to Financial Statements.

Prudential Sector Funds 3

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 9.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wb)	463,302	$463,302
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $14,641,336; includes $14,584,966 of cash collateral for securities on loan)(b)(wb)	14,652,724	14,641,002

TOTAL SHORT-TERM INVESTMENTS
(cost $15,104,638)		15,104,304

TOTAL INVESTMENTS 108.9%
(cost $105,827,793)		180,306,971
Liabilities in excess of other assets (8.9)%		(14,723,000)

NET ASSETS 100.0%		$165,583,971

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,451,169; cash collateral of $14,584,966 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2025

The following is a summary of the inputs used as of May 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Asset Management & Custody Banks	$14,612,099	$ —	$—
Diversified Banks	32,223,429	—	—
Financial Exchanges & Data	5,667,480	—	—
Homebuilding	908,836	—	—
Insurance Brokers	11,976,943	—	—
Investment Banking & Brokerage	20,111,833	—	—
Life & Health Insurance	9,317,167	—	—
Mortgage REITs	2,266,818	—	—
Other Diversified Financial Services	5,124,093	—	—
Property & Casualty Insurance	12,712,764	—	—
Regional Banks	22,281,598	—	—
Reinsurance	2,964,856	—	—
Transaction & Payment Processing Services	20,874,074	4,160,677	—
Short-Term Investments
Affiliated Mutual Funds	15,104,304	—	—

Total	$176,146,294	$4,160,677	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2025 were as follows:

Diversified Banks	19.5%
Transaction & Payment Processing Services	15.1
Regional Banks	13.5
Investment Banking & Brokerage	12.1
Affiliated Mutual Funds (8.8% represents investments purchased with collateral from securities on loan)	9.1
Asset Management & Custody Banks	8.8
Property & Casualty Insurance	7.7
Insurance Brokers	7.2
Life & Health Insurance	5.6

Financial Exchanges & Data	3.4%
Other Diversified Financial Services	3.1
Reinsurance	1.8
Mortgage REITs	1.4
Homebuilding	0.6

108.9
Liabilities in excess of other assets	(8.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

Prudential Sector Funds 5

PGIM Jennison Financial Services Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2025

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$14,451,169	$(14,451,169)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Statement of Assets & Liabilities (unaudited)

as of May 31, 2025

Assets

Investments at value, including securities on loan of $14,451,169:
Unaffiliated investments (cost $90,723,155)	$165,202,667
Affiliated investments (cost $15,104,638)	15,104,304
Dividends receivable	180,044
Receivable for Fund shares sold	74,252
Tax reclaim receivable	483
Prepaid expenses	526

Total Assets	180,562,276

Liabilities

Payable to broker for collateral for securities on loan	14,584,966
Payable for Fund shares purchased	172,058
Management fee payable	103,093
Accrued expenses and other liabilities	75,809
Distribution fee payable	34,691
Affiliated transfer agent fee payable	5,921
Directors’ fees payable	1,767

Total Liabilities	14,978,305

Net Assets	$165,583,971

Net assets were comprised of:
Common stock, at par	$69,455
Paid-in capital in excess of par	82,445,523
Total distributable earnings (loss)	83,068,993

Net assets, May 31, 2025	$165,583,971

See Notes to Financial Statements.

Prudential Sector Funds 7

PGIM Jennison Financial Services Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of May 31, 2025

Class A

Net asset value and redemption price per share, ($102,904,064 ÷ 4,335,814 shares of common stock issued and outstanding)	$23.73
Maximum sales charge (5.50% of offering price)	1.38

Maximum offering price to public	$25.11

Class C

Net asset value, offering price and redemption price per share, ($6,277,473 ÷ 317,352 shares of common stock issued and outstanding)	$19.78

Class R

Net asset value, offering price and redemption price per share, ($8,485,464 ÷ 359,876 shares of common stock issued and outstanding)	$23.58

Class Z

Net asset value, offering price and redemption price per share, ($46,404,151 ÷ 1,871,496 shares of common stock issued and outstanding)	$24.80

Class R6

Net asset value, offering price and redemption price per share, ($1,512,819 ÷ 60,946 shares of common stock issued and outstanding)	$24.82

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Statement of Operations (unaudited)

Six Months Ended May 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$1,475,993
Affiliated dividend income	23,961
Affiliated income from securities lending, net	2,618

Total income	1,502,572

Expenses
Management fee	620,710
Distribution fee(a)	217,967
Transfer agent’s fees and expenses (including affiliated expense of $23,503)(a)	96,045
Registration fees(a)	32,002
Professional fees	22,774
Custodian and accounting fees	22,732
Shareholders’ reports	15,268
Audit fee	13,315
Directors’ fees	5,797
Miscellaneous	13,864

Total expenses	1,060,474

Less: Fee waiver and/or expense reimbursement(a)	(5,154)
Distribution fee waiver(a)	(10,621)

Net expenses	1,044,699

Net investment income (loss)	457,873

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,503))	8,438,565
Foreign currency transactions	988

8,439,553

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(334))	(15,407,137)
Foreign currencies	34

(15,407,103)

Net gain (loss) on investment and foreign currency transactions	(6,967,550)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(6,509,677)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	153,477	32,627	31,863	—	—
Transfer agent’s fees and expenses	59,020	5,021	6,212	25,274	518
Registration fees	9,302	4,006	4,281	8,979	5,434
Fee waiver and/or expense reimbursement	—	—	—	—	(5,154)
Distribution fee waiver	—	—	(10,621)	—	—

See Notes to Financial Statements.

Prudential Sector Funds 9

PGIM Jennison Financial Services Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	May 31, 2025	November 30, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$457,873	$701,597
Net realized gain (loss) on investment and foreign currency transactions	8,439,553	11,113,543
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,407,103)	49,728,801

Net increase (decrease) in net assets resulting from operations	(6,509,677)	61,543,941

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,200,452)	(5,135,296)
Class C	(530,476)	(438,885)
Class R	(579,217)	(426,745)
Class Z	(3,349,558)	(1,782,995)
Class R6	(57,730)	(60,566)

	(11,717,433)	(7,844,487)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	18,335,848	23,686,949
Net asset value of shares issued in reinvestment of dividends and distributions	11,459,440	7,654,822
Cost of shares purchased	(25,972,023)	(29,408,385)

Net increase (decrease) in net assets from Fund share transactions	3,823,265	1,933,386

Total increase (decrease)	(14,403,845)	55,632,840

Net Assets:

Beginning of period	179,987,816	124,354,976

End of period	$165,583,971	$179,987,816

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.37		$18.50	$18.10	$22.44	$16.46	$15.93
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.10	0.17	0.12	0.05	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.99)		8.93	0.68	(2.39)	6.00	0.55
Total from investment operations	(0.93)		9.03	0.85	(2.27)	6.05	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.17)	(0.01)	(0.14)	(0.07)	(0.09)
Distributions from net realized gains	(1.62)		(0.99)	(0.44)	(1.93)	-	-
Total dividends and distributions	(1.71)		(1.16)	(0.45)	(2.07)	(0.07)	(0.09)
Net asset value, end of period	$23.73		$26.37	$18.50	$18.10	$22.44	$16.46
Total Return(b):	(3.31)%		51.64%	5.05%	(10.81)%	36.90%	3.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$102,904		$111,129	$81,951	$89,050	$106,999	$74,696
Average net assets (000)	$102,599		$93,120	$79,863	$92,152	$99,402	$69,614
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.30	%(d)	1.32%	1.38%	1.34%	1.29%	1.39%
Expenses before waivers and/or expense reimbursement	1.30	%(d)	1.32%	1.38%	1.34%	1.29%	1.39%
Net investment income (loss)	0.52	%(d)	0.48%	1.01%	0.65%	0.25%	0.48%
Portfolio turnover rate(e)	20%		24%	20%	34%	39%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 11

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class C Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024		2023	2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.27		$15.81		$15.65	$19.79		$14.57		$14.13
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(b)	(0.06	)(b)	0.03	(0.02	)(b)	(0.09	)(b)	(0.03	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.84)		7.58		0.57	(2.09)		5.31		0.47
Total from investment operations	(0.87)		7.52		0.60	(2.11)		5.22		0.44
Less Dividends and Distributions:
Dividends from net investment income	-		(0.07)		-	(0.10)		-		(-	)(c)
Distributions from net realized gains	(1.62)		(0.99)		(0.44)	(1.93)		-		-
Total dividends and distributions	(1.62)		(1.06)		(0.44)	(2.03)		-		(-	)(c)
Net asset value, end of period	$19.78		$22.27		$15.81	$15.65		$19.79		$14.57
Total Return(d):	(3.71)%		50.49%		4.21%	(11.53)%		35.83%		3.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,277		$7,778		$6,810	$9,061		$13,028		$11,366
Average net assets (000)	$6,543		$7,182		$7,101	$10,341		$13,144		$11,917
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.14	%(f)	2.12%		2.17%	2.14%		2.03%		2.14%
Expenses before waivers and/or expense reimbursement	2.14	%(f)	2.12%		2.17%	2.14%		2.03%		2.14%
Net investment income (loss)	(0.31	)%(f)	(0.31)%		0.21%	(0.14)%		(0.47)%		(0.26)%
Portfolio turnover rate(g)	20%		24%		20%	34%		39%		38%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023	2022	2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.18		$18.38	$18.02	$22.36	$16.42		$15.89
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.03	0.13	0.07	(-	)(b)(c)	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.98)		8.89	0.67	(2.38)	5.98		0.54
Total from investment operations	(0.96)		8.92	0.80	(2.31)	5.98		0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.13)	-	(0.10)	(0.04)		(0.04)
Distributions from net realized gains	(1.62)		(0.99)	(0.44)	(1.93)	-		-
Total dividends and distributions	(1.64)		(1.12)	(0.44)	(2.03)	(0.04)		(0.04)
Net asset value, end of period	$23.58		$26.18	$18.38	$18.02	$22.36		$16.42
Total Return(d):	(3.45)%		51.24%	4.78%	(11.05)%	36.47%		3.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,485		$9,263	$7,107	$8,735	$11,121		$9,087
Average net assets (000)	$8,520		$7,806	$7,486	$9,105	$10,866		$9,490
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.61	%(f)	1.65%	1.63%	1.60%	1.56%		1.64%
Expenses before waivers and/or expense reimbursement	1.86	%(f)	1.90%	1.88%	1.85%	1.81%		1.89%
Net investment income (loss)	0.21	%(f)	0.15%	0.76%	0.39%	(0.01)%		0.24%
Portfolio turnover rate(g)	20%		24%	20%	34%	39%		38%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 13

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class Z Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.50		$19.23	$18.80	$23.23	$17.03	$16.47
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.16	0.23	0.18	0.12	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.03)		9.32	0.70	(2.48)	6.19	0.57
Total from investment operations	(0.93)		9.48	0.93	(2.30)	6.31	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.22)	(0.06)	(0.20)	(0.11)	(0.13)
Distributions from net realized gains	(1.62)		(0.99)	(0.44)	(1.93)	-	-
Total dividends and distributions	(1.77)		(1.21)	(0.50)	(2.13)	(0.11)	(0.13)
Net asset value, end of period	$24.80		$27.50	$19.23	$18.80	$23.23	$17.03
Total Return(b):	(3.17)%		52.09%	5.35%	(10.57)%	37.25%	4.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,404		$50,164	$27,528	$27,930	$35,907	$29,391
Average net assets (000)	$47,158		$35,355	$24,793	$30,795	$36,604	$34,346
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01	%(d)	1.05%	1.09%	1.05%	1.00%	1.09%
Expenses before waivers and/or expense reimbursement	1.01	%(d)	1.05%	1.09%	1.05%	1.00%	1.09%
Net investment income (loss)	0.81	%(d)	0.73%	1.29%	0.95%	0.56%	0.80%
Portfolio turnover rate(e)	20%		24%	20%	34%	39%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.53		$19.26	$18.82		$23.24	$17.05	$16.48
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.17	0.22		0.19	0.10	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.04)		9.32	0.73		(2.48)	6.21	0.58
Total from investment operations	(0.93)		9.49	0.95		(2.29)	6.31	0.71
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.23)	(0.07)		(0.20)	(0.12)	(0.14)
Distributions from net realized gains	(1.62)		(0.99)	(0.44)		(1.93)	-	-
Total dividends and distributions	(1.78)		(1.22)	(0.51)		(2.13)	(0.12)	(0.14)
Net asset value, end of period	$24.82		$27.53	$19.26		$18.82	$23.24	$17.05
Total Return(b):	(3.16)%		52.17%	5.46%		(10.51)%	37.25%	4.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,513		$1,654	$959		$5,389	$8,350	$12
Average net assets (000)	$1,156		$1,111	$1,430		$9,380	$4,471	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.00%	1.01	%(e)	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.89	%(d)	1.83%	1.60%		1.06%	1.15%	77.93%
Net investment income (loss)	0.89	%(d)	0.77%	1.26%		1.03%	0.45%	0.86%
Portfolio turnover rate(f)	20%		24%	20%		34%	39%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-reoccurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended November 30, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 15

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited)

as of May 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 89.2%

COMMON STOCKS

Biotechnology 32.4%

Alnylam Pharmaceuticals, Inc.*	138,476	$42,174,251
Apellis Pharmaceuticals, Inc.*	686,301	11,619,076
Apogee Therapeutics, Inc.*(a)	112,496	4,121,853
Arcutis Biotherapeutics, Inc.*(a)	2,269,514	29,594,463
Argenx SE (Netherlands), ADR*	113,310	64,956,091
Blueprint Medicines Corp.*	183,012	18,548,266
Cabaletta Bio, Inc.*(a)	1,378,804	2,578,363
Crinetics Pharmaceuticals, Inc.*	675,458	20,608,224
Insmed, Inc.*	401,806	28,017,932
Kymera Therapeutics, Inc.*	274,195	8,127,140
Metsera, Inc.*(a)	221,101	5,907,819
Mineralys Therapeutics, Inc.*(a)	738,891	11,511,922
Neurocrine Biosciences, Inc.*	520,854	64,075,459
Newamsterdam Pharma Co. NV (Netherlands)*	777,280	14,076,541
Sionna Therapeutics, Inc.*(a)	553,942	7,583,466
Travere Therapeutics, Inc.*	393,263	5,906,810
Vaxcyte, Inc.*	388,884	12,634,841
Vera Therapeutics, Inc.*	247,916	4,698,008
Vertex Pharmaceuticals, Inc.*	150,218	66,403,867
Xenon Pharmaceuticals, Inc. (Canada)*	407,083	11,744,344

		434,888,736

Health Care Services 2.0%

CVS Health Corp.	428,269	27,426,347

Health Care Equipment 11.6%

Abbott Laboratories	234,734	31,355,768

Beta Bionics, Inc.*(a)	43,415	748,474

Dexcom, Inc.*	249,266	21,387,023

Edwards Lifesciences Corp.*	487,173	38,106,672

GE HealthCare Technologies, Inc.	358,242	25,270,391

Intuitive Surgical, Inc.*	15,086	8,332,601

Kestra Medical Technologies Ltd.*	48,217	1,085,847

Straumann Holding AG (Switzerland)	114,927	14,782,857

Tandem Diabetes Care, Inc.*	732,318	14,514,543

		155,584,176

Life Sciences Tools & Services 10.8%
Agilent Technologies, Inc.	36,977	4,138,466
Danaher Corp.	140,737	26,725,956

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

Lonza Group AG (Switzerland)	49,206	$34,144,311
Revvity, Inc.(a)	219,203	19,820,335
Stevanato Group SpA (Italy)(a)	523,209	11,620,472
Thermo Fisher Scientific, Inc.	118,988	47,930,746

		144,380,286

Managed Health Care 2.9%

UnitedHealth Group, Inc.	126,565	38,211,239

Pharmaceuticals 29.5%

AstraZeneca PLC (United Kingdom), ADR	854,038	62,199,587
Eli Lilly & Co.	265,302	195,705,326
Novo Nordisk A/S (Denmark), ADR(a)	655,469	46,866,033
Tarsus Pharmaceuticals, Inc.*(a)	382,765	16,439,757
UCB SA (Belgium)	197,591	35,945,671
Verona Pharma PLC (United Kingdom), ADR*	464,168	37,690,442

		394,846,816

TOTAL LONG-TERM INVESTMENTS (cost $828,297,276)		1,195,337,600

SHORT-TERM INVESTMENTS 17.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wb)	145,823,178	145,823,178
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $89,953,403; includes $89,640,697 of cash collateral for securities on loan)(b)(wb)	90,021,096	89,949,079

TOTAL SHORT-TERM INVESTMENTS (cost $235,776,581)		235,772,257

TOTAL INVESTMENTS 106.8% (cost $1,064,073,857)		1,431,109,857
Liabilities in excess of other assets (6.8)%		(90,937,815)

NET ASSETS 100.0%		$1,340,172,042

See Notes to Financial Statements.

Prudential Sector Funds 17

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2025

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,084,297; cash collateral of $89,640,697 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Biotechnology	$434,888,736	$—	$—
Health Care Services	27,426,347	—	—
Health Care Equipment	140,801,319	14,782,857	—
Life Sciences Tools & Services	110,235,975	34,144,311	—
Managed Health Care	38,211,239	—	—
Pharmaceuticals	358,901,145	35,945,671	—
Short-Term Investments
Affiliated Mutual Funds	235,772,257	—	—

Total	$1,346,237,018	$84,872,839	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2025 were as follows:

Biotechnology	32.4%
Pharmaceuticals	29.5

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2025

Sector Classification (continued):

Affiliated Mutual Funds (6.7% represents investments purchased with collateral from securities on loan)	17.6%
Health Care Equipment	11.6
Life Sciences Tools & Services	10.8
Managed Health Care	2.9
Health Care Services	2.0

106.8
Liabilities in excess of other assets	(6.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$88,084,297	$(88,084,297)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Sector Funds 19

PGIM Jennison Health Sciences Fund

Statement of Assets & Liabilities (unaudited)

as of May 31, 2025

Assets

Investments at value, including securities on loan of $88,084,297:
Unaffiliated investments (cost $828,297,276)	$1,195,337,600
Affiliated investments (cost $235,776,581)	235,772,257
Receivable for Fund shares sold	2,063,656
Tax reclaim receivable	1,197,281
Dividends receivable	414,286
Prepaid expenses	3,612

Total Assets	1,434,788,692

Liabilities

Payable to broker for collateral for securities on loan	89,640,697
Payable for Fund shares purchased	3,361,427
Management fee payable	853,685
Accrued expenses and other liabilities	577,834
Distribution fee payable	154,398
Affiliated transfer agent fee payable	22,474
Directors’ fees payable	6,135

Total Liabilities	94,616,650

Net Assets	$1,340,172,042

Net assets were comprised of:
Common stock, at par	$384,174
Paid-in capital in excess of par	929,174,823
Total distributable earnings (loss)	410,613,045

Net assets, May 31, 2025	$1,340,172,042

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of May 31, 2025

Class A

Net asset value and redemption price per share, ($550,686,728 ÷ 17,786,085 shares of common stock issued and outstanding)	$30.96
Maximum sales charge (5.50% of offering price)	1.80

Maximum offering price to public	$32.76

Class C

Net asset value, offering price and redemption price per share, ($11,387,170 ÷ 1,001,661 shares of common stock issued and outstanding)	$11.37

Class R

Net asset value, offering price and redemption price per share, ($4,993,177 ÷ 175,121 shares of common stock issued and outstanding)	$28.51

Class Z

Net asset value, offering price and redemption price per share, ($741,127,471 ÷ 18,657,826 shares of common stock issued and outstanding)	$39.72

Class R6

Net asset value, offering price and redemption price per share, ($31,977,496 ÷ 796,753 shares of common stock issued and outstanding)	$40.13

See Notes to Financial Statements.

Prudential Sector Funds 21

PGIM Jennison Health Sciences Fund

Statement of Operations (unaudited)

Six Months Ended May 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $188,749 foreign withholding tax)	$7,202,642
Affiliated dividend income	1,594,599
Income from securities lending, net (including affiliated income of $161,556)	231,904

Total income	9,029,145

Expenses
Management fee	5,648,457
Distribution fee(a)	1,035,993
Transfer agent’s fees and expenses (including affiliated expense of $89,533)(a)	850,783
Custodian and accounting fees	57,491
Registration fees(a)	47,120
Shareholders’ reports	41,456
Professional fees	22,281
Directors’ fees	15,858
Audit fee	13,291
Miscellaneous	28,108

Total expenses	7,760,838

Less: Distribution fee waiver(a)	(7,318)

Net expenses	7,753,520

Net investment income (loss)	1,275,625

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(15,823))	62,470,182
Foreign currency transactions	1,013

62,471,195

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,684))	(294,853,898)
Foreign currencies	31,887

(294,822,011)

Net gain (loss) on investment and foreign currency transactions	(232,350,816)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(231,075,191)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	943,719	70,321	21,953	—	—
Transfer agent’s fees and expenses	296,589	11,177	4,839	536,128	2,050
Registration fees	12,964	6,981	3,440	15,956	7,779
Distribution fee waiver	—	—	(7,318)	—	—

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	May 31, 2025	November 30, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,275,625	$657,918
Net realized gain (loss) on investment and foreign currency transactions	62,471,195	191,715,549
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(294,822,011)	162,470,873

Net increase (decrease) in net assets resulting from operations	(231,075,191)	354,844,340

Dividends and Distributions
Distributions from distributable earnings
Class A	(90,910,644)	(35,574,316)
Class C	(4,876,598)	(1,647,071)
Class R	(888,259)	(375,455)
Class Z	(99,914,480)	(33,631,815)
Class R6	(3,923,826)	(3,589,159)

	(200,513,807)	(74,817,816)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	115,688,565	256,493,142
Net asset value of shares issued in reinvestment of dividends and distributions	183,758,336	68,865,313
Cost of shares purchased	(291,142,037)	(396,902,081)

Net increase (decrease) in net assets from Fund share transactions	8,304,864	(71,543,626)

Total increase (decrease)	(423,284,134)	208,482,898

Net Assets:

Beginning of period	1,763,456,176	1,554,973,278

End of period	$1,340,172,042	$1,763,456,176

See Notes to Financial Statements.

Prudential Sector Funds 23

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.56		$35.60		$34.41	$50.57	$56.98	$44.29
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	(0.04	)(c)	(0.07)	(0.11)	(0.36)	(0.27)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.29)		7.91		1.88	(2.02)	5.65	14.39
Total from investment operations	(5.29)		7.87		1.81	(2.13)	5.29	14.12
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		-		-	-	-	-
Distributions from net realized gains	(5.01)		(1.91)		(0.62)	(14.03)	(11.70)	(1.43)
Total dividends and distributions	(5.31)		(1.91)		(0.62)	(14.03)	(11.70)	(1.43)
Net asset value, end of period	$30.96		$41.56		$35.60	$34.41	$50.57	$56.98
Total Return(d):	(13.90)%		23.24%		5.34%	(6.62)%	9.66%	32.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$550,687		$719,096		$671,190	$715,299	$928,654	$905,865
Average net assets (000)	$630,875		$738,878		$695,563	$757,365	$983,670	$777,602
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.15	%(f)	1.13%		1.15%	1.14%	1.12%	1.14%
Expenses before waivers and/or expense reimbursement	1.15	%(f)	1.13%		1.15%	1.14%	1.12%	1.14%
Net investment income (loss)	0.02	%(f)	(0.11)%		(0.20)%	(0.32)%	(0.68)%	(0.58)%
Portfolio turnover rate(g)	35%		79%		64%	83%	77%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class C Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.80		$17.26		$17.14	$32.23	$40.50	$32.10
Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(b)	(0.17	)(b)	(0.17)	(0.20)	(0.50)	(0.42)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.12)		3.62		0.91	(0.86)	3.93	10.25
Total from investment operations	(2.18)		3.45		0.74	(1.06)	3.43	9.83
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		-		-	-	-	-
Distributions from net realized gains	(5.01)		(1.91)		(0.62)	(14.03)	(11.70)	(1.43)
Total dividends and distributions	(5.25)		(1.91)		(0.62)	(14.03)	(11.70)	(1.43)
Net asset value, end of period	$11.37		$18.80		$17.26	$17.14	$32.23	$40.50
Total Return(c):	(14.25)%		22.23%		4.44%	(7.37)%	8.78%	31.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,387		$18,106		$15,309	$17,239	$22,824	$42,813
Average net assets (000)	$14,103		$17,707		$16,133	$18,679	$28,249	$45,302
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.01	%(e)	1.96%		1.98%	1.97%	1.90%	1.85%
Expenses before waivers and/or expense reimbursement	2.01	%(e)	1.96%		1.98%	1.97%	1.90%	1.85%
Net investment income (loss)	(0.85	)%(e)	(0.94)%		(1.03)%	(1.14)%	(1.47)%	(1.27)%
Portfolio turnover rate(f)	35%		79%		64%	83%	77%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 25

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$38.66		$33.36		$32.39	$48.53	$55.28	$43.16
Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(b)	(0.17	)(b)	(0.17)	(0.22)	(0.50)	(0.43)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.89)		7.38		1.76	(1.89)	5.45	13.98
Total from investment operations	(4.95)		7.21		1.59	(2.11)	4.95	13.55
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		-		-	-	-	-
Distributions from net realized gains	(5.01)		(1.91)		(0.62)	(14.03)	(11.70)	(1.43)
Total dividends and distributions	(5.20)		(1.91)		(0.62)	(14.03)	(11.70)	(1.43)
Net asset value, end of period	$28.51		$38.66		$33.36	$32.39	$48.53	$55.28
Total Return(c):	(14.06)%		22.76%		5.02%	(6.96)%	9.30%	32.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,993		$6,807		$6,687	$7,173	$9,659	$10,288
Average net assets (000)	$5,870		$7,308		$7,016	$7,689	$10,707	$8,952
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.54	%(e)	1.48%		1.48%	1.50%	1.44%	1.49%
Expenses before waivers and/or expense reimbursement	1.79	%(e)	1.73%		1.73%	1.75%	1.69%	1.74%
Net investment income (loss)	(0.37	)%(e)	(0.46)%		(0.53)%	(0.68)%	(1.00)%	(0.93)%
Portfolio turnover rate(f)	35%		79%		64%	83%	77%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class Z Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.76		$43.77	$42.04	$58.61	$64.17	$49.56
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.08	0.04 (b)	(0.01)	(0.24)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.70)		9.82	2.31	(2.53)	6.38	16.19
Total from investment operations	(6.64)		9.90	2.35	(2.54)	6.14	16.04
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		-	-	-	-	-
Distributions from net realized gains	(5.01)		(1.91)	(0.62)	(14.03)	(11.70)	(1.43)
Total dividends and distributions	(5.40)		(1.91)	(0.62)	(14.03)	(11.70)	(1.43)
Net asset value, end of period	$39.72		$51.76	$43.77	$42.04	$58.61	$64.17
Total Return(c):	(13.77)%		23.56%	5.66%	(6.37)%	9.97%	33.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$741,127		$982,913	$779,039	$846,631	$1,105,132	$1,208,728
Average net assets (000)	$861,396		$921,773	$812,335	$897,541	$1,247,474	$1,018,567
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.86%	0.86%	0.86%	0.84%	0.85%
Expenses before waivers and/or expense reimbursement	0.88	%(e)	0.86%	0.86%	0.86%	0.84%	0.85%
Net investment income (loss)	0.29	%(e)	0.15%	0.09%	(0.03)%	(0.40)%	(0.29)%
Portfolio turnover rate(f)	35%		79%	64%	83%	77%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 27

PGIM Jennison Health Sciences Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$52.27		$44.15	$42.36	$58.91	$64.40	$49.70
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.13	0.08 (b)	0.02 (b)	(0.21)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.78)		9.90	2.33	(2.54)	6.42	16.22
Total from investment operations	(6.70)		10.03	2.41	(2.52)	6.21	16.13
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		-	-	-	-	-
Distributions from net realized gains	(5.01)		(1.91)	(0.62)	(14.03)	(11.70)	(1.43)
Total dividends and distributions	(5.44)		(1.91)	(0.62)	(14.03)	(11.70)	(1.43)
Net asset value, end of period	$40.13		$52.27	$44.15	$42.36	$58.91	$64.40
Total Return(c):	(13.75)%		23.65%	5.76%	(6.28)%	10.06%	33.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,977		$36,534	$82,748	$86,005	$111,912	$18,058
Average net assets (000)	$34,607		$90,612	$81,436	$92,150	$78,211	$22,365
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.81	%(e)	0.77%	0.77%	0.77%	0.76%	0.79%
Expenses before waivers and/or expense reimbursement	0.81	%(e)	0.77%	0.77%	0.77%	0.76%	0.79%
Net investment income (loss)	0.36	%(e)	0.26%	0.18%	0.06%	(0.34)%	(0.17)%
Portfolio turnover rate(f)	35%		79%	64%	83%	77%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Schedule of Investments (unaudited)

as of May 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Electric Utilities 58.6%

Alliant Energy Corp.	730,509	$45,459,575
American Electric Power Co., Inc.(a)	934,058	96,665,662
Constellation Energy Corp.	543,030	166,248,634
Duke Energy Corp.	418,319	49,244,513
Elia Group SA/NV (Belgium)	517,076	54,902,082
Entergy Corp.	2,092,655	174,276,308
Evergy, Inc.	1,730,849	114,945,682
Exelon Corp.	2,582,686	113,173,300
IDACORP, Inc.(a)	418,659	49,799,488
NextEra Energy, Inc.	4,836,472	341,648,382
NRG Energy, Inc.	512,013	79,822,827
PG&E Corp.	9,743,375	164,468,170
Pinnacle West Capital Corp.	373,433	34,068,293
PPL Corp.	4,112,041	142,893,425
Southern Co. (The)	1,831,888	164,869,920
Xcel Energy, Inc.	1,574,496	110,372,170

		1,902,858,431

Gas Utilities 2.7%

Atmos Energy Corp.(a)	421,548	65,205,045
Chesapeake Utilities Corp.	197,561	24,139,978

		89,345,023

Independent Power Producers & Energy Traders 5.8%

Talen Energy Corp.*(a)	150,886	36,808,640
Vistra Corp.	936,410	150,359,354

		187,167,994

Multi-Utilities 30.4%

Ameren Corp.	1,683,356	163,083,529
CenterPoint Energy, Inc.	4,619,953	172,047,050
CMS Energy Corp.	1,845,942	129,640,507
Dominion Energy, Inc.	1,470,050	83,307,733
DTE Energy Co.	544,053	74,344,842
NiSource, Inc.	3,403,494	134,574,153
Public Service Enterprise Group, Inc.	1,212,889	98,280,396
Sempra	1,661,793	130,600,312

		985,878,522

See Notes to Financial Statements.

Prudential Sector Funds 29

PGIM Jennison Utility Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas Storage & Transportation 1.1%

Cheniere Energy, Inc.	144,577	$34,263,303

Specialized REITs 1.0%

Equinix, Inc., REIT	36,252	32,221,503

TOTAL LONG-TERM INVESTMENTS (cost $2,148,591,998)		3,231,734,776

SHORT-TERM INVESTMENTS 2.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wb)	6,530,809	6,530,809
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $68,890,251; includes $68,662,789 of cash collateral for securities on loan)(b)(wb)	68,940,857	68,885,704

TOTAL SHORT-TERM INVESTMENTS (cost $75,421,060)		75,416,513

TOTAL INVESTMENTS 101.9% (cost $2,224,013,058)		3,307,151,289
Liabilities in excess of other assets (1.9)%		(60,909,208)

NET ASSETS 100.0%		$3,246,242,081

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,565,531; cash collateral of $68,662,789 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Electric Utilities	$1,847,956,349	$54,902,082	$—
Gas Utilities	89,345,023	—	—
Independent Power Producers & Energy Traders	187,167,994	—	—
Multi-Utilities	985,878,522	—	—
Oil & Gas Storage & Transportation	34,263,303	—	—
Specialized REITs	32,221,503	—	—
Short-Term Investments
Affiliated Mutual Funds	75,416,513	—	—

Total	$3,252,249,207	$54,902,082	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2025 were as follows:

Electric Utilities	58.6%
Multi-Utilities	30.4
Independent Power Producers & Energy Traders	5.8
Gas Utilities	2.7
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	2.3
Oil & Gas Storage & Transportation	1.1

Specialized REITs	1.0%

101.9
Liabilities in excess of other assets	(1.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

Prudential Sector Funds 31

PGIM Jennison Utility Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2025

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$67,565,531	$(67,565,531)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Statement of Assets & Liabilities (unaudited)

as of May 31, 2025

Assets

Investments at value, including securities on loan of $67,565,531:
Unaffiliated investments (cost $2,148,591,998)	$3,231,734,776
Affiliated investments (cost $75,421,060)	75,416,513
Foreign currency, at value (cost $1,257,805)	1,260,752
Dividends receivable	9,508,411
Receivable for Fund shares sold	2,755,435
Foreign capital gains tax benefit accrued	973,642
Tax reclaim receivable	792,111
Prepaid expenses	5,827

Total Assets	3,322,447,467

Liabilities

Payable to broker for collateral for securities on loan	68,662,789
Payable for Fund shares purchased	5,007,112
Management fee payable	1,156,770
Distribution fee payable	760,091
Accrued expenses and other liabilities	478,640
Affiliated transfer agent fee payable	137,391
Directors’ fees payable	2,593

Total Liabilities	76,205,386

Net Assets	$3,246,242,081

Net assets were comprised of:
Common stock, at par	$2,086,651
Paid-in capital in excess of par	1,963,407,797
Total distributable earnings (loss)	1,280,747,633

Net assets, May 31, 2025	$3,246,242,081

See Notes to Financial Statements.

Prudential Sector Funds 33

PGIM Jennison Utility Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of May 31, 2025

Class A

Net asset value and redemption price per share, ($2,719,506,515 ÷ 174,891,794 shares of common stock issued and outstanding)	$15.55
Maximum sales charge (5.50% of offering price)	0.91

Maximum offering price to public	$16.46

Class C

Net asset value, offering price and redemption price per share, ($45,215,991 ÷ 2,943,436 shares of common stock issued and outstanding)	$15.36

Class R

Net asset value, offering price and redemption price per share, ($85,048,476 ÷ 5,481,162 shares of common stock issued and outstanding)	$15.52

Class Z

Net asset value, offering price and redemption price per share, ($355,492,964 ÷ 22,723,930 shares of common stock issued and outstanding)	$15.64

Class R6

Net asset value, offering price and redemption price per share, ($40,978,135 ÷ 2,624,822 shares of common stock issued and outstanding)	$15.61

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Statement of Operations (unaudited)

Six Months Ended May 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$46,941,399
Affiliated dividend income	780,890
Income from securities lending, net (including affiliated income of $42,623)	44,985

Total income	47,767,274

Expenses
Management fee	6,837,606
Distribution fee(a)	4,608,930
Transfer agent’s fees and expenses (including affiliated expense of $546,499)(a)	1,351,706
Custodian and accounting fees	105,288
Shareholders’ reports	62,837
Registration fees(a)	45,177
Professional fees	27,865
Directors’ fees	27,034
Audit fee	13,564
Miscellaneous	41,683

Total expenses	13,121,690
Less: Distribution fee waiver(a)	(105,597)

Net expenses	13,016,093

Net investment income (loss)	34,751,181

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(23,522))	205,880,579
Foreign currency transactions	(76,151)

205,804,428

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,547)) (net of change in foreign capital gains taxes $(13,479))	(353,760,144)
Foreign currencies	95,438

(353,664,706)

Net gain (loss) on investment and foreign currency transactions	(147,860,278)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(113,109,097)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	4,069,729	222,411	316,790	—	—
Transfer agent’s fees and expenses	1,060,689	29,978	63,613	194,556	2,870
Registration fees	12,374	7,422	7,362	12,207	5,812
Distribution fee waiver	—	—	(105,597)	—	—

See Notes to Financial Statements.

Prudential Sector Funds 35

PGIM Jennison Utility Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	May 31, 2025	November 30, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$34,751,181	$54,037,882
Net realized gain (loss) on investment and foreign currency transactions	205,804,428	253,001,221
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(353,664,706)	725,027,560

Net increase (decrease) in net assets resulting from operations	(113,109,097)	1,032,066,663

Dividends and Distributions
Distributions from distributable earnings
Class A	(236,557,273)	(217,181,051)
Class C	(3,760,589)	(3,446,673)
Class R	(7,218,599)	(6,597,565)
Class Z	(30,755,879)	(27,888,993)
Class R6	(3,286,855)	(2,739,834)

	(281,579,195)	(257,854,116)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	76,495,991	175,927,248
Net asset value of shares issued in reinvestment of dividends and distributions	272,442,597	249,657,703
Cost of shares purchased	(232,148,524)	(561,577,498)

Net increase (decrease) in net assets from Fund share transactions	116,790,064	(135,992,547)

Total increase (decrease)	(277,898,228)	638,220,000

Net Assets:

Beginning of period	3,524,140,309	2,885,920,309

End of period	$3,246,242,081	$3,524,140,309

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.58		$13.80	$16.31	$17.01	$15.97	$15.72
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.26	0.27	0.21	0.17	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.78)		4.76	(1.52)	1.37	1.16	0.86
Total from investment operations	(0.62)		5.02	(1.25)	1.58	1.33	1.10
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.24)	(0.24)	(0.22)	(0.21)	(0.23)
Distributions from net realized gains	(1.24)		(1.00)	(1.02)	(2.06)	(0.08)	(0.62)
Total dividends and distributions	(1.41)		(1.24)	(1.26)	(2.28)	(0.29)	(0.85)
Net asset value, end of period	$15.55		$17.58	$13.80	$16.31	$17.01	$15.97
Total Return(b):	(3.06)%		39.58%	(8.05)%	10.14%	8.46%	7.47%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,720		$2,962	$2,431	$2,954	$2,888	$2,878
Average net assets (in millions)	$2,721		$2,538	$2,618	$2,918	$2,895	$2,815
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82	%(d)	0.82%	0.85%	0.83%	0.82%	0.83%
Expenses before waivers and/or expense reimbursement	0.82	%(d)	0.82%	0.85%	0.83%	0.82%	0.83%
Net investment income (loss)	2.14	%(d)	1.78%	1.88%	1.35%	1.06%	1.61%
Portfolio turnover rate(e)	27%		47%	49%	56%	38%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 37

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class C Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.40		$13.68	$16.18	$16.92	$15.89	$15.63
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.14	0.16	0.09	0.05	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.78)		4.72	(1.51)	1.34	1.16	0.87
Total from investment operations	(0.68)		4.86	(1.35)	1.43	1.21	1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.14)	(0.13)	(0.11)	(0.10)	(0.12)
Distributions from net realized gains	(1.24)		(1.00)	(1.02)	(2.06)	(0.08)	(0.62)
Total dividends and distributions	(1.36)		(1.14)	(1.15)	(2.17)	(0.18)	(0.74)
Net asset value, end of period	$15.36		$17.40	$13.68	$16.18	$16.92	$15.89
Total Return(b):	(3.47)%		38.51%	(8.72)%	9.19%	7.72%	6.71%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$45		$48	$42	$59	$55	$61
Average net assets (in millions)	$45		$42	$48	$57	$56	$63
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.61	%(d)	1.61%	1.63%	1.60%	1.59%	1.59%
Expenses before waivers and/or expense reimbursement	1.61	%(d)	1.61%	1.63%	1.60%	1.59%	1.59%
Net investment income (loss)	1.35	%(d)	0.99%	1.11%	0.58%	0.31%	0.87%
Portfolio turnover rate(e)	27%		47%	49%	56%	38%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.55		$13.79	$16.29	$17.00	$15.95	$15.70
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.21	0.23	0.17	0.13	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.78)		4.76	(1.51)	1.36	1.16	0.86
Total from investment operations	(0.64)		4.97	(1.28)	1.53	1.29	1.06
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.21)	(0.20)	(0.18)	(0.16)	(0.19)
Distributions from net realized gains	(1.24)		(1.00)	(1.02)	(2.06)	(0.08)	(0.62)
Total dividends and distributions	(1.39)		(1.21)	(1.22)	(2.24)	(0.24)	(0.81)
Net asset value, end of period	$15.52		$17.55	$13.79	$16.29	$17.00	$15.95
Total Return(b):	(3.19)%		39.23%	(8.30)%	9.81%	8.24%	7.14%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$85		$91	$76	$97	$84	$82
Average net assets (in millions)	$85		$78	$86	$90	$84	$84
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11	%(d)	1.11%	1.11%	1.09%	1.10%	1.11%
Expenses before waivers and/or expense reimbursement	1.36	%(d)	1.36%	1.36%	1.34%	1.35%	1.36%
Net investment income (loss)	1.85	%(d)	1.49%	1.62%	1.05%	0.78%	1.34%
Portfolio turnover rate(e)	27%		47%	49%	56%	38%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 39

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class Z Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.67		$13.87	$16.38	$17.08	$16.02	$15.74
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.30	0.31	0.25	0.22	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.79)		4.78	(1.52)	1.37	1.17	0.89
Total from investment operations	(0.60)		5.08	(1.21)	1.62	1.39	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.28)	(0.28)	(0.26)	(0.25)	(0.27)
Distributions from net realized gains	(1.24)		(1.00)	(1.02)	(2.06)	(0.08)	(0.62)
Total dividends and distributions	(1.43)		(1.28)	(1.30)	(2.32)	(0.33)	(0.89)
Net asset value, end of period	$15.64		$17.67	$13.87	$16.38	$17.08	$16.02
Total Return(b):	(2.94)%		39.88%	(7.75)%	10.40%	8.84%	7.96%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$355		$381	$309	$467	$314	$323
Average net assets (in millions)	$350		$319	$380	$402	$325	$308
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.56	%(d)	0.56%	0.57%	0.55%	0.56%	0.57%
Expenses before waivers and/or expense reimbursement	0.56	%(d)	0.56%	0.57%	0.55%	0.56%	0.57%
Net investment income (loss)	2.40	%(d)	2.04%	2.19%	1.59%	1.32%	1.85%
Portfolio turnover rate(e)	27%		47%	49%	56%	38%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended May 31, 2025		Year Ended November 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.64		$13.84	$16.35	$17.05	$16.00	$15.75
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.30	0.30	0.29	0.21	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.79)		4.78	(1.50)	1.34	1.18	0.87
Total from investment operations	(0.60)		5.08	(1.20)	1.63	1.39	1.15
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.28)	(0.29)	(0.27)	(0.26)	(0.28)
Distributions from net realized gains	(1.24)		(1.00)	(1.02)	(2.06)	(0.08)	(0.62)
Total dividends and distributions	(1.43)		(1.28)	(1.31)	(2.33)	(0.34)	(0.90)
Net asset value, end of period	$15.61		$17.64	$13.84	$16.35	$17.05	$16.00
Total Return(b):	(2.92)%		40.03%	(7.69)%	10.49%	8.85%	7.81%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$41		$42	$28	$51	$66	$6
Average net assets (in millions)	$39		$35	$29	$71	$38	$4
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.48	%(d)	0.49%	0.50%	0.46%	0.48%	0.52%
Expenses before waivers and/or expense reimbursement	0.48	%(d)	0.49%	0.50%	0.46%	0.48%	0.63%
Net investment income (loss)	2.51	%(d)	2.09%	2.09%	1.80%	1.21%	1.83%
Portfolio turnover rate(e)	27%		47%	49%	56%	38%	28%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Sector Funds 41

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Sector Funds, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison Health Sciences Fund is a diversified fund for purposes of the 1940 Act and PGIM Jennison Financial Services Fund and PGIM Jennison Utility Fund are non-diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Financial Services Fund (“Jennison Financial Services”)	Long-term capital appreciation.
PGIM Jennison Health Sciences Fund (“Jennison Health Sciences”)	Long-term capital appreciation.
PGIM Jennison Utility Fund (“Jennison Utility”)	To seek total return through a combination of capital appreciation and current income.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Notes to Financial Statements (unaudited) (continued)

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and

Notes to Financial Statements (unaudited) (continued)

continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Each Fund other than Jennison Utility:

Net Investment Income	Annually

Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Jennison Utility:
Net Investment Income	Quarterly

Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Jennison Financial Services	0.75% to $1 billion of average daily net assets; 0.70% over $1 billion of average daily net assets.	0.75%

Jennison Health Sciences	0.75% to $1 billion of average daily net assets; 0.70% over $1 billion of average daily net assets.	0.73

Jennison Utility	0.60% to $250 million of average daily net assets; 0.50% on next $500 million of average daily net assets; 0.45% on next $750 million of average daily net assets; 0.40% on next $500 million of average daily net assets; 0.35% on next $2 billion of average daily net assets; 0.325% on next $2 billion of average daily net assets; 0.30% over $6 billion of average daily net assets.	0.42

The Manager has contractually agreed, through March 31, 2026, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Jennison Financial Services - Class A	—%

Fund	Class Expense Limitation

Jennison Financial Services - Class C	—%

Jennison Financial Services - Class R	—

Jennison Financial Services - Class Z	—

Jennison Financial Services - Class R6	1.00

Jennison Health Sciences - Class A	—

Jennison Health Sciences - Class C	—

Jennison Health Sciences - Class R	—

Jennison Health Sciences - Class Z	—

Jennison Health Sciences - Class R6	0.82

Jennison Utility - Class A	—

Jennison Utility - Class C	—

Jennison Utility - Class R	—

Jennison Utility - Class Z	—

Jennison Utility - Class R6	0.52

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2026 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Financial Services - Class A	0.30%	0.30%
Jennison Financial Services - Class C	1.00	1.00
Jennison Financial Services - Class R	0.75	0.50
Jennison Financial Services - Class Z	N/A	N/A
Jennison Financial Services - Class R6	N/A	N/A
Jennison Health Sciences - Class A	0.30	0.30
Jennison Health Sciences - Class C	1.00	1.00
Jennison Health Sciences - Class R	0.75	0.50
Jennison Health Sciences - Class Z	N/A	N/A
Jennison Health Sciences - Class R6	N/A	N/A
Jennison Utility - Class A	0.30	0.30
Jennison Utility - Class C	1.00	1.00
Jennison Utility - Class R	0.75	0.50
Jennison Utility - Class Z	N/A	N/A
Jennison Utility - Class R6	N/A	N/A

Notes to Financial Statements (unaudited) (continued)

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended May 31, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Financial Services	$2,009
Jennison Health Sciences	17,090
Jennison Utility	29,039

For the reporting period ended May 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Jennison Financial Services - Class A	$48,868	$—
Jennison Financial Services - Class C	—	88

Jennison Health Sciences - Class A	121,793	—
Jennison Health Sciences - Class C	—	1,968

Jennison Utility - Class A	460,317	530
Jennison Utility - Class C	—	2,138

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Financial Services	$32,987,027	$39,546,317
Jennison Health Sciences	522,905,041	823,894,059
Jennison Utility	876,465,631	978,718,966

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2025, is presented in thousands (000) as follows:

Jennison Financial Services

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wb)
$1,187	$19,870	$20,594	$—	$—	$ 463	463	$24	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.496%)(b)(wb)
$ —	93,942	79,297	(—)(1)	(4)	14,641	14,653	3(2)	—
$1,187	$113,812	$99,891	$(—)	$(4)	$15,104		$27	$—

Notes to Financial Statements (unaudited) (continued)

Jennison Health Sciences

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wb)
$40,307	$ 676,546	571,030	$—	$ —	$145,823	145,823	$1,594	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.496%)(b)(wb)
37,565	391,625	339,222	(3)	(16)	89,949	90,021	162(2)	—
$77,872	$1,068,171	$910,252	$ (3)	$(16)	$235,772		$1,756	$—

Jennison Utility

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wb)
$37,959	$504,494	$535,922	$—	$ —	$ 6,531	6,531	$781	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.496%)(b)(wb)
23,014	406,105	360,204	(5)	(24)	68,886	68,941	43(2)	—
$60,973	$910,599	$896,126	$ (5)	$(24)	$75,417		$824	$—

(1)	Amount rounds to zero.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of May 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Financial Services	$ 106,081,919	$ 75,289,309	$ (1,064,257)	$ 74,225,052
Jennison Health Sciences	1,065,199,492	435,136,755	(69,226,390)	365,910,365
Jennison Utility	2,255,351,118	1,084,458,498	(32,658,327)	1,051,800,171

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 2,000,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
Jennison Financial Services - Class A	50,000,000
Jennison Financial Services - Class B	5,000,000
Jennison Financial Services - Class C	40,000,000
Jennison Financial Services - Class R	75,000,000
Jennison Financial Services - Class Z	90,000,000
Jennison Financial Services - Class T	50,000,000
Jennison Financial Services - Class R6	90,000,000
Jennison Health Sciences - Class A	75,000,000
Jennison Health Sciences - Class B	10,000,000
Jennison Health Sciences - Class C	30,000,000
Jennison Health Sciences - Class R	50,000,000
Jennison Health Sciences - Class Z	150,000,000
Jennison Health Sciences - Class T	70,000,000
Jennison Health Sciences - Class R6	130,000,000

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares
Jennison Utility - Class A	500,000,000
Jennison Utility - Class B	10,000,000
Jennison Utility - Class C	75,000,000
Jennison Utility - Class R	75,000,000
Jennison Utility - Class Z	100,000,000
Jennison Utility - Class T	250,000,000
Jennison Utility - Class R6	75,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of May 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Financial Services–Class R6	836	1.4%
Jennison Health Sciences–Class Z	17,704	0.1
Jennison Utility–Class A	527	0.1
Jennison Utility–Class Z	31,280	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Financial Services	—	—%
Jennison Health Sciences	—	—
Jennison Utility	—	—
Unaffiliated:
Jennison Financial Services	4	57.8
Jennison Health Sciences	7	65.0
Jennison Utility	3	26.7

Transactions in shares of common stock were as follows:

Jennison Financial Services

Share Class	Shares	Amount

Class A
Six months ended May 31, 2025:
Shares sold	152,069	$3,635,254
Shares issued in reinvestment of dividends and distributions	303,784	6,971,850
Shares purchased	(367,124)	(8,526,072)
Net increase (decrease) in shares outstanding before conversion	88,729	2,081,032
Shares issued upon conversion from other share class(es)	49,568	1,171,850
Shares purchased upon conversion into other share class(es)	(15,951)	(374,169)
Net increase (decrease) in shares outstanding	122,346	$2,878,713

Year ended November 30, 2024:
Shares sold	216,431	$4,597,098
Shares issued in reinvestment of dividends and distributions	272,738	4,966,568
Shares purchased	(743,359)	(15,465,298)
Net increase (decrease) in shares outstanding before conversion	(254,190)	(5,901,632)
Shares issued upon conversion from other share class(es)	68,842	1,459,109
Shares purchased upon conversion into other share class(es)	(31,728)	(698,244)
Net increase (decrease) in shares outstanding	(217,076)	$(5,140,767)

Class C
Six months ended May 31, 2025:
Shares sold	23,598	$464,077
Shares issued in reinvestment of dividends and distributions	27,629	530,476
Shares purchased	(18,131)	(353,112)
Net increase (decrease) in shares outstanding before conversion	33,096	641,441
Shares purchased upon conversion into other share class(es)	(64,956)	(1,286,658)
Net increase (decrease) in shares outstanding	(31,860)	$(645,217)

Year ended November 30, 2024:
Shares sold	46,261	$801,264
Shares issued in reinvestment of dividends and distributions	28,333	438,885
Shares purchased	(63,808)	(1,117,383)
Net increase (decrease) in shares outstanding before conversion	10,786	122,766
Shares purchased upon conversion into other share class(es)	(92,297)	(1,644,620)
Net increase (decrease) in shares outstanding	(81,511)	$(1,521,854)

Class R
Six months ended May 31, 2025:
Shares sold	25,446	$590,117
Shares issued in reinvestment of dividends and distributions	25,371	579,217
Shares purchased	(44,772)	(1,023,609)
Net increase (decrease) in shares outstanding	6,045	$145,725

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended November 30, 2024:
Shares sold	47,634	$1,016,871
Shares issued in reinvestment of dividends and distributions	23,538	426,744
Shares purchased	(103,901)	(2,142,338)
Net increase (decrease) in shares outstanding	(32,729)	$(698,723)

Class Z
Six months ended May 31, 2025:
Shares sold	510,162	$12,483,988
Shares issued in reinvestment of dividends and distributions	138,629	3,320,167
Shares purchased	(620,456)	(14,745,806)
Net increase (decrease) in shares outstanding before conversion	28,335	1,058,349
Shares issued upon conversion from other share class(es)	19,603	480,770
Shares purchased upon conversion into other share class(es)	(897)	(22,422)
Net increase (decrease) in shares outstanding	47,041	$1,516,697

Year ended November 30, 2024:
Shares sold	722,451	$16,413,940
Shares issued in reinvestment of dividends and distributions	93,083	1,762,059
Shares purchased	(461,998)	(10,033,808)
Net increase (decrease) in shares outstanding before conversion	353,536	8,142,191
Shares issued upon conversion from other share class(es)	46,430	1,045,147
Shares purchased upon conversion into other share class(es)	(6,869)	(168,776)
Net increase (decrease) in shares outstanding	393,097	$9,018,562

Class R6
Six months ended May 31, 2025:
Shares sold	47,535	$1,162,412
Shares issued in reinvestment of dividends and distributions	2,408	57,730
Shares purchased	(50,321)	(1,323,424)
Net increase (decrease) in shares outstanding before conversion	(378)	(103,282)
Shares issued upon conversion from other share class(es)	1,393	34,752
Shares purchased upon conversion into other share class(es)	(155)	(4,123)
Net increase (decrease) in shares outstanding	860	$(72,653)

Share Class	Shares	Amount

Year ended November 30, 2024:
Shares sold	35,365	$857,776
Shares issued in reinvestment of dividends and distributions	3,196	60,566
Shares purchased	(28,269)	(649,558)
Net increase (decrease) in shares outstanding before conversion	10,292	268,784
Shares issued upon conversion from other share class(es)	2,858	68,885
Shares purchased upon conversion into other share class(es)	(2,859)	(61,501)
Net increase (decrease) in shares outstanding	10,291	$276,168

Jennison Health Sciences

Share Class	Shares	Amount

Class A
Six months ended May 31, 2025:
Shares sold	291,956	$10,104,122
Shares issued in reinvestment of dividends and distributions	2,533,304	86,385,668
Shares purchased	(2,284,887)	(77,924,258)
Net increase (decrease) in shares outstanding before conversion	540,373	18,565,532
Shares issued upon conversion from other share class(es)	65,098	2,233,128
Shares purchased upon conversion into other share class(es)	(122,258)	(4,155,469)
Net increase (decrease) in shares outstanding	483,213	$16,643,191

Year ended November 30, 2024:
Shares sold	591,450	$23,339,211
Shares issued in reinvestment of dividends and distributions	979,653	33,827,434
Shares purchased	(3,070,559)	(122,125,605)
Net increase (decrease) in shares outstanding before conversion	(1,499,456)	(64,958,960)
Shares issued upon conversion from other share class(es)	150,939	6,126,447
Shares purchased upon conversion into other share class(es)	(200,387)	(8,054,352)
Net increase (decrease) in shares outstanding	(1,548,904)	$(66,886,865)

Class C
Six months ended May 31, 2025:
Shares sold	70,447	$871,453
Shares issued in reinvestment of dividends and distributions	367,246	4,616,287
Shares purchased	(342,353)	(4,411,881)
Net increase (decrease) in shares outstanding before conversion	95,340	1,075,859
Shares purchased upon conversion into other share class(es)	(56,810)	(739,532)
Net increase (decrease) in shares outstanding	38,530	$336,327

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended November 30, 2024:
Shares sold	319,818	$5,823,363
Shares issued in reinvestment of dividends and distributions	102,026	1,605,886
Shares purchased	(225,400)	(4,050,827)
Net increase (decrease) in shares outstanding before conversion	196,444	3,378,422
Shares purchased upon conversion into other share class(es)	(120,460)	(2,193,314)
Net increase (decrease) in shares outstanding	75,984	$1,185,108

Class R
Six months ended May 31, 2025:
Shares sold	12,123	$386,972
Shares issued in reinvestment of dividends and distributions	28,244	888,259
Shares purchased	(41,297)	(1,297,007)
Net increase (decrease) in shares outstanding	(930)	$(21,776)

Year ended November 30, 2024:
Shares sold	37,049	$1,367,776
Shares issued in reinvestment of dividends and distributions	11,646	375,455
Shares purchased	(73,059)	(2,708,684)
Net increase (decrease) in shares outstanding	(24,364)	$(965,453)

Class Z
Six months ended May 31, 2025:
Shares sold	2,235,581	$97,855,202
Shares issued in reinvestment of dividends and distributions	2,013,491	87,969,402
Shares purchased	(4,628,522)	(201,137,755)
Net increase (decrease) in shares outstanding before conversion	(379,450)	(15,313,151)
Shares issued upon conversion from other share class(es)	107,497	4,706,277
Shares purchased upon conversion into other share class(es)	(58,348)	(2,587,180)
Net increase (decrease) in shares outstanding	(330,301)	$(13,194,054)

Year ended November 30, 2024:
Shares sold	4,281,626	$212,140,150
Shares issued in reinvestment of dividends and distributions	687,067	29,475,158
Shares purchased	(4,000,923)	(197,460,745)
Net increase (decrease) in shares outstanding before conversion	967,770	44,154,563
Shares issued upon conversion from other share class(es)	441,034	22,310,200
Shares purchased upon conversion into other share class(es)	(217,522)	(11,348,679)
Net increase (decrease) in shares outstanding	1,191,282	$55,116,084

Share Class	Shares	Amount

Class R6
Six months ended May 31, 2025:
Shares sold	142,132	$6,470,816
Shares issued in reinvestment of dividends and distributions	88,346	3,898,720
Shares purchased	(144,654)	(6,371,136)
Net increase (decrease) in shares outstanding before conversion	85,824	3,998,400
Shares issued upon conversion from other share class(es)	15,365	698,134
Shares purchased upon conversion into other share class(es)	(3,376)	(155,358)
Net increase (decrease) in shares outstanding	97,813	$4,541,176

Year ended November 30, 2024:
Shares sold	275,363	$13,822,642
Shares issued in reinvestment of dividends and distributions	82,730	3,581,380
Shares purchased	(1,395,820)	(70,556,220)
Net increase (decrease) in shares outstanding before conversion	(1,037,727)	(53,152,198)
Shares issued upon conversion from other share class(es)	121,608	6,540,942
Shares purchased upon conversion into other share class(es)	(259,341)	(13,381,244)
Net increase (decrease) in shares outstanding	(1,175,460)	$(59,992,500)

Jennison Utility

Share Class	Shares	Amount

Class A
Six months ended May 31, 2025:
Shares sold	1,524,320	$23,306,792
Shares issued in reinvestment of dividends and distributions	15,565,470	229,334,489
Shares purchased	(10,308,257)	(157,724,350)
Net increase (decrease) in shares outstanding before conversion	6,781,533	94,916,931
Shares issued upon conversion from other share class(es)	204,942	3,165,143
Shares purchased upon conversion into other share class(es)	(559,749)	(8,621,982)
Net increase (decrease) in shares outstanding	6,426,726	$89,460,092

Year ended November 30, 2024:
Shares sold	2,962,955	$43,557,810
Shares issued in reinvestment of dividends and distributions	16,028,857	210,374,419
Shares purchased	(25,979,282)	(366,101,291)
Net increase (decrease) in shares outstanding before conversion	(6,987,470)	(112,169,062)
Shares issued upon conversion from other share class(es)	374,350	5,388,648
Shares purchased upon conversion into other share class(es)	(1,030,157)	(14,943,479)
Net increase (decrease) in shares outstanding	(7,643,277)	$(121,723,893)

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended May 31, 2025:
Shares sold	318,335	$4,827,641
Shares issued in reinvestment of dividends and distributions	250,927	3,660,611
Shares purchased	(236,923)	(3,565,804)
Net increase (decrease) in shares outstanding before conversion	332,339	4,922,448
Shares purchased upon conversion into other share class(es)	(161,042)	(2,461,091)
Net increase (decrease) in shares outstanding	171,297	$2,461,357

Year ended November 30, 2024:
Shares sold	379,156	$5,540,644
Shares issued in reinvestment of dividends and distributions	260,032	3,362,774
Shares purchased	(642,631)	(8,977,763)
Net increase (decrease) in shares outstanding before conversion	(3,443)	(74,345)
Shares purchased upon conversion into other share class(es)	(285,029)	(4,047,710)
Net increase (decrease) in shares outstanding	(288,472)	$(4,122,055)

Class R
Six months ended May 31, 2025:
Shares sold	271,658	$4,162,745
Shares issued in reinvestment of dividends and distributions	490,662	7,218,599
Shares purchased	(462,469)	(7,085,372)
Net increase (decrease) in shares outstanding	299,851	$4,295,972

Year ended November 30, 2024:
Shares sold	375,192	$5,567,025
Shares issued in reinvestment of dividends and distributions	504,313	6,597,565
Shares purchased	(1,218,751)	(17,118,933)
Net increase (decrease) in shares outstanding	(339,246)	$(4,954,343)

Class Z
Six months ended May 31, 2025:
Shares sold	2,442,239	$37,749,864
Shares issued in reinvestment of dividends and distributions	1,953,544	28,942,044
Shares purchased	(3,610,202)	(55,338,667)
Net increase (decrease) in shares outstanding before conversion	785,581	11,353,241
Shares issued upon conversion from other share class(es)	527,805	8,169,405
Shares purchased upon conversion into other share class(es)	(133,372)	(2,057,011)
Net increase (decrease) in shares outstanding	1,180,014	$17,465,635

Share Class	Shares	Amount

Year ended November 30, 2024:
Shares sold	7,174,533	$104,473,464
Shares issued in reinvestment of dividends and distributions	2,012,070	26,587,794
Shares purchased	(10,504,564)	(149,119,504)
Net increase (decrease) in shares outstanding before conversion	(1,317,961)	(18,058,246)
Shares issued upon conversion from other share class(es)	1,054,722	15,489,430
Shares purchased upon conversion into other share class(es)	(444,780)	(6,878,987)
Net increase (decrease) in shares outstanding	(708,019)	$(9,447,803)

Class R6
Six months ended May 31, 2025:
Shares sold	418,806	$6,448,949
Shares issued in reinvestment of dividends and distributions	222,287	3,286,854
Shares purchased	(539,990)	(8,434,331)
Net increase (decrease) in shares outstanding before conversion	101,103	1,301,472
Shares issued upon conversion from other share class(es)	116,989	1,805,536
Net increase (decrease) in shares outstanding	218,092	$3,107,008

Year ended November 30, 2024:
Shares sold	1,161,040	$16,788,305
Shares issued in reinvestment of dividends and distributions	206,519	2,735,151
Shares purchased	(1,342,746)	(20,260,007)
Net increase (decrease) in shares outstanding before conversion	24,813	(736,551)
Shares issued upon conversion from other share class(es)	361,601	5,653,922
Shares purchased upon conversion into other share class(es)	(37,518)	(661,824)
Net increase (decrease) in shares outstanding	348,896	$4,255,547

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended May 31, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at May 31, 2025
Jennison Financial Services	$1,395,571	5.42%	7	$5,187,000	$—
Jennison Health Sciences	1,794,000	5.44	4	3,825,000	—
Jennison Utility	7,718,000	5.40	3	7,718,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Financial Services	Jennison Health Sciences	Jennison Utility
Credit	–	–	X
Currency	X	X	X
Economic and Market Events	X	X	X
Equity and Equity-Related Securities	X	X	X
Financial Services Related Companies	X	–	–
Foreign Securities	X	X	X
Geographic Concentration	–	–	X
Growth Style	–	X	–
Health Sciences Sector	–	X	–
Increase in Expenses	X	X	X
Initial Public Offerings	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X
Management	X	X	X
Market Capitalization	–	X	X

Risks	Jennison Financial Services	Jennison Health Sciences	Jennison Utility
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Non-Diversified Investment Company	X	–	X
Utility Sector	–	–	X

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financial Services Related Companies Risk: The Fund concentrates its investments in securities of financial services related companies. Financial services related companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition, cyberattacks and technology malfunctions and failures and other financial services related factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a large portion of the Fund’s investments may lose value during such periods.

Notes to Financial Statements (unaudited) (continued)

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Health Sciences Sector Risk: Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices, procedures and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Health sciences companies are affected by patent considerations, intense competition, pricing pressure, rapid technology change and obsolescence, changes in the demand for and costs of medical products and services, regulatory requirements of various federal and state agencies, product liability claims and other market developments. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Notes to Financial Statements (unaudited) (continued)

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Utility Sector Risk: The Fund is subject to risks of the utility industry, such as changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest and exchange rate fluctuations, liabilities for environmental damage and changes in the cost of providing specific utility services, due to its concentration in utility securities. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. When interest rates go up, the value of securities issued by utility companies historically has gone down. Although the average dividend yield of utility industry stocks has been higher than those of other companies, the total return of utility securities has historically underperformed those of industrial companies. In most countries and localities, the utility industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utility companies. In addition, utility companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies. As a sector fund, the Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance indexes.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

Notes to Financial Statements (unaudited) (continued)

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of May 31, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies -None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Prudential Sector Funds, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	July 18, 2025